Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4. Property and Equipment

Property and equipment, net consisted of the following:

	2014	2013
Computer equipment	$139,363	$29,843
Furniture and fixtures	92,367	14,369
Automobiles	48,336	38,075
Capitalized website and internal use software	1,995,179	1,482,151
Total property, web site and computer equipment	2,275,245	1,564,438
Less: accumulated depreciation and amortization	(1,419,215)	(1,102,939)
Total property, web site and computer equipment, net	$856,030	$461,499

Depreciation and amortization expense on property and equipment was $257,284 and $246,603 for the years ended December 31, 2014 and 2013, respectively.